Quarterly Holdings Report
for
Fidelity® Disruptive Automation ETF
August 31, 2023
DRA-NPRT1-1023
1.9907223.100
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Interactive Media & Services - 2.4%
Alphabet, Inc. Class C (a)	18,492	2,539,876
CONSUMER DISCRETIONARY - 3.6%
Automobile Components - 1.3%
Mobileye Global, Inc. (b)	39,309	1,395,863
Automobiles - 1.5%
Tesla, Inc. (a)	6,207	1,601,903
Broadline Retail - 0.8%
Amazon.com, Inc. (a)	6,854	945,921
TOTAL CONSUMER DISCRETIONARY		3,943,687
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 1.9%
Intuitive Surgical, Inc. (a)	6,654	2,080,573
INDUSTRIALS - 48.9%
Electrical Equipment - 4.6%
AMETEK, Inc.	9,960	1,588,720
Rockwell Automation, Inc.	7,691	2,400,207
Sensata Technologies, Inc. PLC	25,666	965,555
		4,954,482
Industrial Conglomerates - 3.4%
Honeywell International, Inc.	7,558	1,420,451
Siemens AG	15,430	2,323,674
		3,744,125
Machinery - 38.6%
Airtac International Group	34,789	1,004,484
ATS Corp. (a)	43,900	1,969,522
AutoStore Holdings Ltd. (a)(c)	1,313,757	2,252,677
Daifuku Co. Ltd.	117,849	2,181,699
Deere & Co.	5,800	2,383,452
Dongguan Yiheda Automation Co. Ltd.	506,044	2,506,918
Estun Automation Co. Ltd. (A Shares)	924,636	2,959,049
FANUC Corp.	152,306	4,347,413
HIWIN Technologies Corp.	557,657	3,587,851
Kardex AG	7,490	1,725,494
Leader Harmonious Drive Systems Co. Ltd. (A Shares)	172,781	2,817,776
Misumi Group, Inc.	239,757	4,191,360
Nabtesco Corp.	33,186	629,301
Shenzhen Inovance Technology Co. Ltd. (A Shares)	254,793	2,396,697
SMC Corp.	8,176	3,967,323
Symbotic, Inc. (a)(b)	32,396	1,353,829
THK Co. Ltd.	100,777	1,846,257
		42,121,102
Professional Services - 2.3%
Recruit Holdings Co. Ltd.	69,628	2,498,080
TOTAL INDUSTRIALS		53,317,789
INFORMATION TECHNOLOGY - 42.5%
Electronic Equipment, Instruments & Components - 12.1%
Cognex Corp.	39,120	1,841,770
Keyence Corp.	11,272	4,688,693
National Instruments Corp.	17,594	1,048,602
OPT Machine Vision Tech Co. Ltd.	135,656	2,201,489
Renishaw PLC	45,564	2,099,871
Teledyne Technologies, Inc. (a)	3,100	1,296,730
		13,177,155
IT Services - 2.2%
Accenture PLC Class A	7,473	2,419,533
Semiconductors & Semiconductor Equipment - 14.1%
NVIDIA Corp.	13,020	6,426,019
Taiwan Semiconductor Manufacturing Co. Ltd.	280,363	4,830,659
Teradyne, Inc.	37,677	4,064,218
		15,320,896
Software - 14.1%
Altair Engineering, Inc. Class A (a)	14,773	982,109
ANSYS, Inc. (a)	3,259	1,039,197
Autodesk, Inc. (a)	4,446	986,745
Dassault Systemes SA	52,458	2,082,481
Manhattan Associates, Inc. (a)	5,440	1,102,253
Microsoft Corp.	3,537	1,159,287
Nemetschek SE	11,625	803,479
PTC, Inc. (a)	29,826	4,389,492
Synopsys, Inc. (a)	4,835	2,218,733
Unity Software, Inc. (a)(b)	17,925	664,480
		15,428,256
TOTAL INFORMATION TECHNOLOGY		46,345,840
TOTAL COMMON STOCKS (Cost $106,555,779)		108,227,765

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (d)	648,121	648,250
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	3,387,636	3,387,975
TOTAL MONEY MARKET FUNDS (Cost $4,036,225)		4,036,225

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $110,592,004)	112,263,990
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(3,243,153)
NET ASSETS - 100.0%	109,020,837

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,252,677 or 2.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	794,696	15,342,106	15,488,552	22,451	-	-	648,250	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	2,079,750	13,319,204	12,010,979	48,674	-	-	3,387,975	0.0%
Total	2,874,446	28,661,310	27,499,531	71,125	-	-	4,036,225

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.